Income Taxes - Profit Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ 979,375	¥ 1,114,973	¥ 1,006,986
Income tax expense (benefit):
Current taxes	216,765	277,360	196,149
Deferred taxes	86,324	(291,026)	131,443
Total	303,089	(13,666)	327,592
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	70,805	126,915	88,336
Income tax expense (benefit):
Current taxes	32,937	(2,956)	9,072
Deferred taxes	58,121	25,149	21,425
Total	91,058	22,193	30,497
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	908,570	988,058	918,650
Income tax expense (benefit):
Current taxes	183,828	280,316	187,077
Deferred taxes	28,203	(316,175)	110,018
Total	¥ 212,031	¥ (35,859)	¥ 297,095